MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET     TWO WORLD TRADE CENTER,
SERIES - EQUITY PORTFOLIO                         NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS, JUNE 30, 1999

DEAR SHAREHOLDER:

During the twelve-month period ended June 30, 1999, investors experienced two different markets. The first half of the fiscal year saw small- and mid-capitalization stocks eclipsed by the returns of a narrow list of larger-cap growth stocks. Huge cash flows into these few large-cap companies left the rest of the market relatively neglected, bringing the relative valuation of small- and mid-cap companies to historically low levels.

The second half of the period presented a different picture. Mega-cap market leaders, particularly in the technology and pharmaceutical sectors, experienced lower returns. Large-cap multinationals also faltered as concerns over inflation and global economic crises surfaced. In contrast to the rocky road endured by large-cap stocks, mid- and small-cap stocks had a much smoother ride. Strong performance was evident in the smaller technology sector and in cyclical stocks, particularly those in the drilling and basic material industries. This change in leadership was reflected in the individual performance of the stocks in the S&P 500 Composite Stock Price Index (S&P 500). The largest 50 stocks were outperformed by the remaining 450 during the first half of 1999, indicating a shift in sentiment toward small- and mid-cap stocks as well as cyclicals.

PERFORMANCE AND PORTFOLIO

For the twelve-month period ended June 30, 1999, Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio's Class B shares produced a total return of 13.47 percent compared to 13.56 percent for the Lipper Growth and Income Funds Index and 22.76 percent for the S&P 500. For the same period the Fund's Class A, C and D shares posted total returns of 14.17 percent, 13.31 percent and 14.43 percent, respectively. The performance of the Fund's four share classes varies because of differing expenses. The accompanying chart illustrates the growth of a $10,000 investment in the Fund versus similar investments in the Lipper and S&P 500 indexes.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO LETTER TO THE SHAREHOLDERS, JUNE 30, 1999, CONTINUED

The Fund invests in substantially all of the stocks included in the S&P 500. Unlike that index, however, the Fund equally weights all stock positions, thereby placing greater emphasis than the index does on the stocks of small-to-medium-capitalized companies, which have historically outperformed larger-capitalization companies. In addition, the Fund is overrepresented in the cyclical and utilities sectors and underrepresented in the health care and technology sectors, relative to the capitalization-weighted S&P 500. The Fund's underperformance relative to the S&P 500 can be attributed to its focus on small- and mid-cap stocks. The shift in sentiment toward cyclical and smaller-cap stocks in the second half of the fiscal year favored the Fund's equal-weighted indexing strategy. For the three months ended June 30 the Fund's Class B shares rose 12.6 percent versus a 7.1 percent gain for the S&P 500.

LOOKING AHEAD

We believe the shift in sentiment toward cyclical and economically sensitive stocks to be a sustainable change in strategy rather than a temporary, momentum-driven move. It seems to be premised on the belief that the U.S. economy will remain strong, that the global economy is improving, and that these sectors are underowned and underperforming. If these assessments prove true, companies in these sectors could outperform over the next six to twelve months. Such a scenario would bode well for the Fund.

On May 1, 1999, Mitchell M. Merin was named President of the Morgan Stanley Dean Witter Funds. Mr. Merin is the President and Chief Operating Officer of Asset Management for Morgan Stanley Dean Witter & Co. and President, Chief Executive Officer and Director of Morgan Stanley Dean Witter Advisors Inc., the Fund's investment manager. He also serves as Chairman, Chief Executive Officer and Director of the Fund's distributor and transfer agent.

We appreciate your ongoing support of Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio and look forward to continuing to serve your financial objectives.

Very truly yours,

      [SIGNATURE]                         [SIGNATURE]
CHARLES A. FIUMEFREDDO                    MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                     PRESIDENT

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET
SERIES - EQUITY PORTFOLIO
FUND PERFORMANCE JUNE 30, 1999

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

 GROWTH OF $10,000 -- CLASS B SHARES
           ($ in Thousands)

                                              Fund   S&P 500(4)  Lipper(5)
June-1989                                  $10,000      $10,000    $10,000
June-1990                                  $10,617      $11,646    $10,913
June-1991                                  $11,235      $12,506    $11,556
June-1992                                  $12,564      $14,181    $13,106
June-1993                                  $14,889      $16,111    $15,249
June-1994                                  $15,225      $16,337    $15,847
June-1995                                  $18,485      $20,591    $18,934
June-1996                                  $22,048      $25,941    $23,078
June-1997                                  $27,495      $34,940    $29,771
June-1998                                  $33,499      $45,473    $36,361
June-1999                               $38,012(3)      $55,823    $41,290

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. PERFORMANCE FOR CLASS A, CLASS C, AND CLASS D SHARES WILL VARY FROM THE PERFORMANCE OF CLASS B SHARES SHOWN ABOVE DUE TO DIFFERENCES IN CHARGES AND EXPENSES.

                               AVERAGE ANNUAL TOTAL RETURNS
------------------------------------------------------------------------------------------
             CLASS B SHARES*                                  CLASS A SHARES+
------------------------------------------       -----------------------------------------
1 Year                13.47%(1)      8.47%(2)    1 Year                14.17%(1)     8.18%(2)
                                                 Since Inception
5 Years               20.08(1)      19.89(2)      (7/28/97)            15.74(1)     12.54(2)
10 Years              14.29(1)      14.29(2)

             CLASS C SHARES++                                 CLASS D SHARES#
------------------------------------------       -----------------------------------------
1 Year                13.31%(1)     12.31(2)     1 Year                14.43%(1)
Since Inception                                  Since Inception
 (7/28/97)            14.88(1)      14.88(2)      (7/28/97)            16.02(1)

------------------------
 (1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
 (2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charges. See the Fund's current prospectus for complete details on fees and sales charges.
 (3) Closing value assuming a complete redemption on June 30, 1999.
 (4) The Standard & Poor's 500 Stock Index (S&P 500) is a broad-based index, the performance of which is based on the average performance of 500 widely held common stocks. The performance of the Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 (5) The Lipper Growth and Income Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Growth and Income Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this index.
* The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
+  The maximum front-end sales charge for Class A is 5.25%.
++ The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
# Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (99.5%)
           ACCIDENT & HEALTH INSURANCE (0.5%)
  57,000   AFLAC, Inc...........................................................................  $    2,728,875
  79,000   Torchmark Corp.......................................................................       2,695,875
  58,000   UNUM Corp............................................................................       3,175,500
                                                                                                  --------------
                                                                                                       8,600,250
                                                                                                  --------------
           ADVERTISING (0.5%)
  43,000   Interpublic Group of Companies, Inc..................................................       3,724,875
  45,000   Omnicom Group, Inc...................................................................       3,600,000
                                                                                                  --------------
                                                                                                       7,324,875
                                                                                                  --------------
           AEROSPACE (1.0%)
  72,000   Boeing Co............................................................................       3,181,500
  75,000   Goodrich (B.F.) Co. (The)............................................................       3,187,500
  73,000   Lockheed Martin Corp.................................................................       2,719,250
  41,000   Northrop Grumman Corp................................................................       2,718,812
  52,000   United Technologies Corp.............................................................       3,727,750
                                                                                                  --------------
                                                                                                      15,534,812
                                                                                                  --------------
           AIR FREIGHT/DELIVERY SERVICES (0.2%)
  68,000   FDX Corp.*...........................................................................       3,689,000
                                                                                                  --------------
           AIRLINES (0.8%)
  45,000   AMR Corp.*...........................................................................       3,071,250
  53,620   Delta Air Lines, Inc.................................................................       3,089,852
 109,000   Southwest Airlines Co................................................................       3,392,625
  61,000   US Airways Group Inc.*...............................................................       2,657,312
                                                                                                  --------------
                                                                                                      12,211,039
                                                                                                  --------------
           ALCOHOLIC BEVERAGES (0.6%)
  45,000   Anheuser-Busch Companies, Inc........................................................       3,192,187
  47,000   Brown-Forman Corp. (Class B).........................................................       3,063,812
  65,000   Coors (Adolph) Co. (Class B).........................................................       3,217,500
                                                                                                  --------------
                                                                                                       9,473,499
                                                                                                  --------------
           ALUMINUM (0.6%)
  92,000   Alcan Aluminium Ltd. (Canada)........................................................       2,938,250
  58,000   Alcoa Inc............................................................................       3,588,750
  49,900   Reynolds Metals Co...................................................................       2,944,100
                                                                                                  --------------
                                                                                                       9,471,100
                                                                                                  --------------
           APPAREL (0.7%)
 277,000   Fruit of the Loom, Inc. (Class A)*...................................................       2,700,750
  80,000   Liz Claiborne, Inc...................................................................       2,920,000
 133,900   Russell Corp.........................................................................       2,611,050

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  68,110   VF Corp..............................................................................  $    2,911,702
                                                                                                  --------------
                                                                                                      11,143,502
                                                                                                  --------------
           AUTO PARTS: O.E.M. (1.0%)
  63,000   Dana Corp............................................................................       2,901,937
 144,800   Delphi Automotive Systems Corp.......................................................       2,687,850
  35,000   Eaton Corp...........................................................................       3,220,000
  51,500   Johnson Controls, Inc................................................................       3,569,594
  54,000   TRW Inc..............................................................................       2,963,250
                                                                                                  --------------
                                                                                                      15,342,631
                                                                                                  --------------
           AUTOMOTIVE AFTERMARKET (0.6%)
 125,000   Cooper Tire & Rubber Co..............................................................       2,953,125
  91,710   Genuine Parts Co.....................................................................       3,209,850
  52,000   Goodyear Tire & Rubber Co............................................................       3,058,250
                                                                                                  --------------
                                                                                                       9,221,225
                                                                                                  --------------
           BEVERAGES - NON-ALCOHOLIC (0.5%)
  44,000   Coca Cola Co.........................................................................       2,750,000
  82,000   Coca-Cola Enterprises Inc............................................................       2,439,500
  75,200   PepsiCo, Inc.........................................................................       2,909,300
                                                                                                  --------------
                                                                                                       8,098,800
                                                                                                  --------------
           BIOTECHNOLOGY (0.2%)
  46,000   Amgen Inc.*..........................................................................       2,797,375
                                                                                                  --------------
           BOOKS/MAGAZINES (0.4%)
  57,470   Harcourt General, Inc................................................................       2,963,297
  82,600   Meredith Corp........................................................................       2,860,025
                                                                                                  --------------
                                                                                                       5,823,322
                                                                                                  --------------
           BROADCASTING (0.4%)
  82,000   CBS Corp.*...........................................................................       3,561,875
  54,000   Clear Channel Communications, Inc.*..................................................       3,722,625
                                                                                                  --------------
                                                                                                       7,284,500
                                                                                                  --------------
           BUILDING MATERIALS (0.2%)
  77,000   Owens Corning........................................................................       2,646,875
                                                                                                  --------------
           BUILDING MATERIALS/DIY CHAINS (0.4%)
  55,000   Home Depot, Inc. (The)...............................................................       3,544,062
  55,000   Lowe's Companies, Inc................................................................       3,117,812
                                                                                                  --------------
                                                                                                       6,661,874
                                                                                                  --------------
           BUILDING PRODUCTS (0.4%)
  48,000   Armstrong World Industries, Inc......................................................       2,775,000
 115,000   Masco Corp...........................................................................       3,320,625
                                                                                                  --------------
                                                                                                       6,095,625
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (0.4%)
  93,000   Comcast Corp. (Class A Special)......................................................  $    3,574,687
  48,000   MediaOne Group, Inc.*................................................................       3,570,000
                                                                                                  --------------
                                                                                                       7,144,687
                                                                                                  --------------
           CASINO/GAMBLING (0.4%)
 132,000   Harrah's Entertainment, Inc.*........................................................       2,904,000
 159,000   Mirage Resorts, Inc.*................................................................       2,663,250
                                                                                                  --------------
                                                                                                       5,567,250
                                                                                                  --------------
           CELLULAR TELEPHONE (0.6%)
  69,000   Nextel Communications, Inc. (Class A)*...............................................       3,462,937
  61,000   Sprint Corp. (PCS Group)*............................................................       3,484,625
  16,500   Vodafone AirTouch PLC (ADR) (United Kingdom).........................................       3,250,500
                                                                                                  --------------
                                                                                                      10,198,062
                                                                                                  --------------
           CLOTHING/SHOE/ACCESSORY STORES (0.9%)
  74,000   Gap, Inc. (The)......................................................................       3,727,750
  80,000   Limited (The), Inc...................................................................       3,630,000
  92,800   Nordstrom, Inc.......................................................................       3,108,800
 102,000   TJX Companies, Inc...................................................................       3,397,875
                                                                                                  --------------
                                                                                                      13,864,425
                                                                                                  --------------
           COMPUTER COMMUNICATIONS (0.6%)
 100,000   3Com Corp.*..........................................................................       2,662,500
 289,000   Cabletron Systems, Inc.*.............................................................       3,757,000
  58,000   Cisco Systems, Inc.*.................................................................       3,737,375
                                                                                                  --------------
                                                                                                      10,156,875
                                                                                                  --------------
           COMPUTER HARDWARE (1.7%)
  80,000   Apple Computer, Inc.*................................................................       3,705,000
 115,000   Compaq Computer Corp.................................................................       2,724,062
 222,000   Data General Corp.*..................................................................       3,232,875
  92,000   Dell Computer Corp.*.................................................................       3,398,250
  55,000   Gateway Inc..........................................................................       3,245,000
  37,000   Hewlett-Packard Co...................................................................       3,718,500
  29,000   International Business Machines Corp.................................................       3,748,250
  55,000   Sun Microsystems, Inc.*..............................................................       3,788,125
                                                                                                  --------------
                                                                                                      27,560,062
                                                                                                  --------------
           COMPUTER SOFTWARE (2.0%)
  41,000   Adobe Systems, Inc...................................................................       3,367,125
  91,000   Autodesk, Inc........................................................................       2,690,187
  64,000   BMC Software, Inc.*..................................................................       3,452,000
  67,000   Computer Associates International, Inc...............................................       3,685,000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  92,000   Compuware Corp.*.....................................................................  $    2,921,000
  40,000   Microsoft Corp.*.....................................................................       3,605,000
 135,000   Novell, Inc.*........................................................................       3,577,500
 100,000   Oracle Corp.*........................................................................       3,712,500
 194,000   Parametric Technology Corp.*.........................................................       2,691,750
 162,000   PeopleSoft, Inc.*....................................................................       2,794,500
                                                                                                  --------------
                                                                                                      32,496,562
                                                                                                  --------------
           COMPUTER/VIDEO CHAINS (0.5%)
  41,000   Circuit City Stores, Inc. - Circuit City Group.......................................       3,813,000
  77,900   Tandy Corp...........................................................................       3,807,362
                                                                                                  --------------
                                                                                                       7,620,362
                                                                                                  --------------
           CONSTRUCTION/AGRICULTURAL EQUIPMENT/TRUCKS (1.4%)
  75,000   Case Corp............................................................................       3,609,375
  54,500   Caterpillar, Inc.....................................................................       3,270,000
  62,000   Cummins Engine Co., Inc..............................................................       3,541,750
  71,000   Deere & Co...........................................................................       2,813,375
  36,000   NACCO Industries, Inc. (Class A).....................................................       2,646,000
  71,000   Navistar International Corp.*........................................................       3,550,000
  65,000   PACCAR, Inc..........................................................................       3,469,375
                                                                                                  --------------
                                                                                                      22,899,875
                                                                                                  --------------
           CONSUMER ELECTRONICS/
           APPLIANCES (0.5%)
  52,000   Maytag Corp..........................................................................       3,623,750
  50,000   Whirlpool Corp.......................................................................       3,700,000
                                                                                                  --------------
                                                                                                       7,323,750
                                                                                                  --------------
           CONSUMER SPECIALTIES (0.2%)
 125,400   Jostens, Inc.........................................................................       2,641,237
                                                                                                  --------------
           CONSUMER SUNDRIES (0.2%)
  99,000   American Greetings Corp. (Class A)...................................................       2,982,375
                                                                                                  --------------
           CONTAINERS/PACKAGING (1.1%)
  73,000   Ball Corp............................................................................       3,084,250
  74,000   Bemis Company, Inc...................................................................       2,941,500
  94,000   Crown Cork & Seal Co., Inc...........................................................       2,679,000
 102,000   Owens-Illinois, Inc.*................................................................       3,334,125
  51,000   Sealed Air Corp.*....................................................................       3,308,625
  41,000   Temple-Inland, Inc...................................................................       2,798,250
                                                                                                  --------------
                                                                                                      18,145,750
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CONTRACT DRILLING (0.4%)
 131,000   Helmerich & Payne, Inc...............................................................  $    3,119,437
 212,000   Rowan Companies, Inc.*...............................................................       3,908,750
                                                                                                  --------------
                                                                                                       7,028,187
                                                                                                  --------------
           DEPARTMENT STORES (1.2%)
  89,000   Dillard's, Inc. (Class A)............................................................       3,126,125
  68,000   Federated Department Stores, Inc.*...................................................       3,599,750
  48,000   Kohl's Corp.*........................................................................       3,705,000
  70,500   May Department Stores Co.............................................................       2,881,687
  61,000   Penney (J.C.) Co., Inc...............................................................       2,962,312
  59,500   Sears, Roebuck & Co..................................................................       2,651,469
                                                                                                  --------------
                                                                                                      18,926,343
                                                                                                  --------------
           DISCOUNT CHAINS (1.2%)
  97,000   Consolidated Stores Corp.*...........................................................       2,619,000
  40,000   Costco Companies, Inc.*..............................................................       3,200,000
  52,000   Dayton Hudson Corp...................................................................       3,380,000
  98,750   Dollar General Corp..................................................................       2,863,750
 196,000   Kmart Corp.*.........................................................................       3,221,750
  78,000   Wal-Mart Stores, Inc.................................................................       3,763,500
                                                                                                  --------------
                                                                                                      19,048,000
                                                                                                  --------------
           DIVERSIFIED COMMERCIAL SERVICES (0.2%)
  84,000   Paychex, Inc.........................................................................       2,667,000
                                                                                                  --------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.6%)
  81,000   Harris Corp..........................................................................       3,174,187
  30,000   Honeywell, Inc.......................................................................       3,476,250
  60,000   Rockwell International Corp..........................................................       3,645,000
                                                                                                  --------------
                                                                                                      10,295,437
                                                                                                  --------------
           DIVERSIFIED FINANCIAL SERVICES (0.8%)
  29,000   American Express Co..................................................................       3,773,625
  78,000   Citigroup Inc........................................................................       3,705,000
  32,000   Providian Financial Corp.............................................................       2,992,000
  39,000   Transamerica Corp....................................................................       2,925,000
                                                                                                  --------------
                                                                                                      13,395,625
                                                                                                  --------------
           DIVERSIFIED MANUFACTURING (1.8%)
 131,000   Allegheny Teledyne Inc...............................................................       2,963,875
  56,000   AlliedSignal, Inc....................................................................       3,528,000
  54,000   Cooper Industries, Inc...............................................................       2,808,000
  48,000   Danaher Corp.........................................................................       2,790,000
  85,000   Dover Corp...........................................................................       2,975,000
  86,000   ITT Industries, Inc..................................................................       3,278,750
  32,000   Minnesota Mining & Manufacturing Co..................................................       2,782,000
 176,000   Thermo Electron Corp.*...............................................................       3,531,000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  39,000   Tyco International Ltd. (Bermuda)....................................................  $    3,695,250
                                                                                                  --------------
                                                                                                      28,351,875
                                                                                                  --------------
           DRUGSTORE CHAINS (0.8%)
  62,000   CVS Corp.............................................................................       3,146,500
  85,000   Longs Drug Stores Corp...............................................................       2,937,812
 107,000   Rite Aid Corp........................................................................       2,634,875
 114,000   Walgreen Co..........................................................................       3,348,750
                                                                                                  --------------
                                                                                                      12,067,937
                                                                                                  --------------
           E.D.P. PERIPHERALS (0.5%)
  58,000   EMC Corp.*...........................................................................       3,190,000
  47,000   Network Appliance, Inc.*.............................................................       2,626,125
 100,000   Seagate Technology, Inc.*............................................................       2,562,500
                                                                                                  --------------
                                                                                                       8,378,625
                                                                                                  --------------
           E.D.P. SERVICES (1.1%)
  82,000   Automatic Data Processing, Inc.......................................................       3,608,000
 100,000   Ceridian Corp.*......................................................................       3,268,750
  53,420   Computer Sciences Corp.*.............................................................       3,695,996
  55,000   Electronic Data Systems Corp.........................................................       3,110,937
  68,000   First Data Corp......................................................................       3,327,750
                                                                                                  --------------
                                                                                                      17,011,433
                                                                                                  --------------
           ELECTRIC UTILITIES (5.6%)
  55,000   AES Corp. (The)*.....................................................................       3,196,875
  78,000   Ameren Corp..........................................................................       2,993,250
  70,000   American Electric Power Co., Inc.....................................................       2,629,375
  69,000   Carolina Power & Light Co............................................................       2,954,062
 112,000   Central & South West Corp............................................................       2,618,000
  89,000   Cinergy Corp.........................................................................       2,848,000
  64,000   CMS Energy Corp......................................................................       2,680,000
  64,000   Consolidated Edison, Inc.............................................................       2,896,000
  93,000   Constellation Energy Group, Inc......................................................       2,755,125
  70,000   Dominion Resources, Inc..............................................................       3,031,875
  77,000   DTE Energy Co........................................................................       3,080,000
  51,460   Duke Energy Corp.....................................................................       2,798,137
 110,000   Edison International.................................................................       2,942,500
  95,000   Entergy Corp.........................................................................       2,968,750
  95,000   FirstEnergy Corp.....................................................................       2,945,000
  64,000   Florida Progress Corp................................................................       2,644,000
  48,440   FPL Group, Inc.......................................................................       2,646,035
  68,000   GPU, Inc.............................................................................       2,868,750
  70,000   New Century Energies, Inc............................................................       2,716,875
 214,800   Niagara Mohawk Holdings Inc..........................................................       3,450,225

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 110,000   Northern States Power Co.............................................................  $    2,660,625
 144,050   PacifiCorp...........................................................................       2,646,919
  79,000   PECO Energy Co.......................................................................       3,308,125
  93,860   PG & E Corp..........................................................................       3,050,450
 108,000   PP&L Resources, Inc..................................................................       3,321,000
  86,000   Public Service Enterprise Group, Inc.................................................       3,515,250
 105,000   Reliant Energy, Inc..................................................................       2,900,625
 116,000   Southern Co..........................................................................       3,074,000
  69,000   Texas Utilities Co...................................................................       2,846,250
  90,000   Unicom Corp..........................................................................       3,470,625
                                                                                                  --------------
                                                                                                      88,456,703
                                                                                                  --------------
           ELECTRICAL PRODUCTS (0.6%)
  46,500   Emerson Electric Co..................................................................       2,923,687
  89,670   Raychem Corp.........................................................................       3,317,790
  67,000   Thomas & Betts Corp..................................................................       3,165,750
                                                                                                  --------------
                                                                                                       9,407,227
                                                                                                  --------------
           ELECTRONIC COMPONENTS (0.4%)
 188,000   Andrew Corp.*........................................................................       3,560,250
  50,000   Solectron Corp.*.....................................................................       3,334,375
                                                                                                  --------------
                                                                                                       6,894,625
                                                                                                  --------------
           ELECTRONIC DATA PROCESSING (0.4%)
 170,000   Silicon Graphics, Inc.*..............................................................       2,783,750
  89,000   Unisys Corp.*........................................................................       3,465,437
                                                                                                  --------------
                                                                                                       6,249,187
                                                                                                  --------------
           ELECTRONIC PRODUCTION EQUIPMENT (0.5%)
  52,000   Applied Materials, Inc.*.............................................................       3,841,500
  56,000   KLA-Tencor Corp.*....................................................................       3,629,500
                                                                                                  --------------
                                                                                                       7,471,000
                                                                                                  --------------
           ENGINEERING & CONSTRUCTION (0.4%)
  81,000   Fluor Corp...........................................................................       3,280,500
 219,000   Foster Wheeler Corp..................................................................       3,093,375
                                                                                                  --------------
                                                                                                       6,373,875
                                                                                                  --------------
           ENVIRONMENTAL SERVICES (0.4%)
  67,000   Browning-Ferris Industries, Inc......................................................       2,881,000
  57,000   Waste Management, Inc................................................................       3,063,750
                                                                                                  --------------
                                                                                                       5,944,750
                                                                                                  --------------
           FARMING/SEEDS/MILLING (0.4%)
 177,000   Archer-Daniels-Midland Co............................................................       2,732,437
  90,000   Pioneer Hi-Bred International, Inc...................................................       3,504,375
                                                                                                  --------------
                                                                                                       6,236,812
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           FINANCE COMPANIES (1.6%)
  71,000   Associates First Capital Corp. (Class A).............................................  $    3,146,187
  66,000   Capital One Financial Corp...........................................................       3,675,375
  70,540   Countrywide Credit Industries, Inc...................................................       3,015,585
  45,000   Fannie Mae...........................................................................       3,076,875
  52,000   Freddie Mac..........................................................................       3,016,000
  77,500   Household International, Inc.........................................................       3,671,562
 120,000   MBNA Corp............................................................................       3,675,000
  60,000   SLM Holding Corp.....................................................................       2,748,750
                                                                                                  --------------
                                                                                                      26,025,334
                                                                                                  --------------
           FINANCIAL PUBLISHING/SERVICES (0.8%)
  54,000   Dow Jones & Co., Inc.................................................................       2,865,375
  95,000   Dun & Bradstreet Corp................................................................       3,366,562
  75,000   Equifax, Inc.........................................................................       2,676,562
  61,000   McGraw-Hill Companies, Inc...........................................................       3,290,187
                                                                                                  --------------
                                                                                                      12,198,686
                                                                                                  --------------
           FLUID CONTROLS (0.2%)
  68,000   Parker-Hannifin Corp.................................................................       3,111,000
                                                                                                  --------------
           FOOD CHAINS (1.0%)
  71,000   Albertson's, Inc.....................................................................       3,660,937
  90,000   Great Atlantic & Pacific Tea Co., Inc................................................       3,043,125
 130,000   Kroger Co.*..........................................................................       3,631,875
  57,000   Safeway Inc.*........................................................................       2,821,500
  74,000   Winn-Dixie Stores, Inc...............................................................       2,733,375
                                                                                                  --------------
                                                                                                      15,890,812
                                                                                                  --------------
           FOOD DISTRIBUTORS (0.4%)
 129,000   Supervalu, Inc.......................................................................       3,313,687
 115,000   SYSCO Corp...........................................................................       3,428,437
                                                                                                  --------------
                                                                                                       6,742,124
                                                                                                  --------------
           FOREST PRODUCTS (0.7%)
  74,000   Georgia-Pacific Group................................................................       3,505,750
 140,000   Louisiana-Pacific Corp...............................................................       3,325,000
  55,000   Weyerhaeuser Co......................................................................       3,781,250
                                                                                                  --------------
                                                                                                      10,612,000
                                                                                                  --------------
           GENERIC DRUGS (0.2%)
  75,000   Watson Pharmaceuticals, Inc.*........................................................       2,629,687
                                                                                                  --------------
           HOME BUILDING (0.7%)
  76,000   Centex Corp..........................................................................       2,854,750
 106,800   Fleetwood Enterprises, Inc...........................................................       2,823,525

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 110,830   Kaufman & Broad Home Corp............................................................  $    2,756,896
 119,850   Pulte Corp...........................................................................       2,764,041
                                                                                                  --------------
                                                                                                      11,199,212
                                                                                                  --------------
           HOME FURNISHINGS (0.4%)
  75,800   Newell Rubbbermaid, Inc..............................................................       3,524,700
 146,000   Tupperware Corp......................................................................       3,723,000
                                                                                                  --------------
                                                                                                       7,247,700
                                                                                                  --------------
           HOSPITAL/NURSING MANAGEMENT (0.5%)
 116,000   Columbia/HCA Healthcare Corp.........................................................       2,646,250
 112,000   HCR Manor Care, Inc..................................................................       2,709,000
 144,000   Tenet Healthcare Corp.*..............................................................       2,673,000
                                                                                                  --------------
                                                                                                       8,028,250
                                                                                                  --------------
           HOTELS/RESORTS (0.5%)
  56,000   Carnival Corp........................................................................       2,716,000
 192,000   Hilton Hotels Corp...................................................................       2,724,000
  84,720   Marriott International, Inc. (Class A)...............................................       3,166,410
                                                                                                  --------------
                                                                                                       8,606,410
                                                                                                  --------------
           INDUSTRIAL MACHINERY/COMPONENTS (0.7%)
 262,900   Harnischfeger Industries, Inc. (Canada)..............................................         525,800
  46,000   Illinois Tool Works Inc..............................................................       3,772,000
  56,100   Ingersoll-Rand Co....................................................................       3,625,462
 148,100   Milacron Inc.........................................................................       2,739,850
                                                                                                  --------------
                                                                                                      10,663,112
                                                                                                  --------------
           INDUSTRIAL SPECIALTIES (0.7%)
  85,000   Ecolab, Inc..........................................................................       3,708,125
  93,000   Millipore Corp.......................................................................       3,772,312
 146,000   Pall Corp............................................................................       3,239,375
                                                                                                  --------------
                                                                                                      10,719,812
                                                                                                  --------------
           INSURANCE BROKERS/SERVICES (0.4%)
  77,070   AON Corp.............................................................................       3,179,137
  47,000   Marsh & McLennan Cos., Inc...........................................................       3,548,500
                                                                                                  --------------
                                                                                                       6,727,637
                                                                                                  --------------
           INTEGRATED OIL COMPANIES (1.9%)
  47,000   Amerada Hess Corp....................................................................       2,796,500
  35,000   Atlantic Richfield Co................................................................       2,924,687
  35,000   Chevron Corp.........................................................................       3,331,562
  40,000   Exxon Corp...........................................................................       3,085,000
  73,000   Kerr-McGee Corp......................................................................       3,663,687

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  27,000   Mobil Corp...........................................................................  $    2,673,000
  57,000   Phillips Petroleum Co................................................................       2,867,812
  54,100   Royal Dutch Petroleum Co. (ADR) (Netherlands)........................................       3,259,525
  52,000   Texaco, Inc..........................................................................       3,250,000
  72,000   Unocal Corp..........................................................................       2,853,000
                                                                                                  --------------
                                                                                                      30,704,773
                                                                                                  --------------
           INTERNET SERVICES (0.2%)
  25,000   America Online, Inc.*................................................................       2,762,500
                                                                                                  --------------
           INVESTMENT BANKERS/
           BROKERS/SERVICES (1.2%)
  66,000   Bear Stearns Companies, Inc..........................................................       3,085,500
  52,000   Lehman Brothers Holdings, Inc........................................................       3,237,000
  39,000   Merrill Lynch & Co., Inc.............................................................       3,117,562
  36,000   Morgan Stanley Dean Witter & Co. (Note 4)............................................       3,690,000
  63,000   Paine Webber Group, Inc..............................................................       2,945,250
  34,000   Schwab (Charles) Corp................................................................       3,735,750
                                                                                                  --------------
                                                                                                      19,811,062
                                                                                                  --------------
           INVESTMENT MANAGERS (0.4%)
  79,000   Franklin Resources, Inc..............................................................       3,209,375
  42,000   Kansas City Southern Industries, Inc.................................................       2,680,125
                                                                                                  --------------
                                                                                                       5,889,500
                                                                                                  --------------
           LIFE INSURANCE (0.8%)
  42,000   American General Corp................................................................       3,165,750
  92,000   Conseco, Inc.........................................................................       2,800,250
  43,000   Jefferson-Pilot Corp.................................................................       2,846,062
  66,000   Lincoln National Corp................................................................       3,452,625
                                                                                                  --------------
                                                                                                      12,264,687
                                                                                                  --------------
           MAJOR BANKS (4.6%)
  51,000   Bank of America Corp.................................................................       3,738,937
  86,000   Bank of New York Co., Inc............................................................       3,155,125
  61,000   Bank One Corp........................................................................       3,633,312
  64,470   BankBoston Corp......................................................................       3,296,029
  44,000   Chase Manhattan Corp.................................................................       3,811,500
  52,890   Comerica, Inc........................................................................       3,143,649
  61,000   First Union Corp.....................................................................       2,867,000
  95,000   Firstar Corp.........................................................................       2,660,000
  76,000   Fleet Financial Group, Inc...........................................................       3,372,500
  84,000   Huntington Bancshares, Inc...........................................................       2,934,750
  89,740   KeyCorp..............................................................................       2,882,897
  98,000   Mellon Bank Corp.....................................................................       3,564,750
  23,730   Morgan (J.P.) & Co., Inc.............................................................       3,334,065

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  46,000   National City Corp...................................................................  $    3,013,000
  56,460   PNC Bank Corp........................................................................       3,253,508
  53,000   Republic New York Corp...............................................................       3,613,938
  71,000   SouthTrust Corp......................................................................       2,720,188
  44,000   State Street Corp....................................................................       3,756,500
  68,000   Summit Bancorp.......................................................................       2,843,250
  44,340   SunTrust Banks, Inc..................................................................       3,078,859
  81,660   U.S. Bancorp.........................................................................       2,776,440
  34,000   Wachovia Corp........................................................................       2,909,125
  83,000   Wells Fargo & Co.....................................................................       3,548,250
                                                                                                  --------------
                                                                                                      73,907,572
                                                                                                  --------------
           MAJOR CHEMICALS (1.4%)
  26,500   Dow Chemical Co......................................................................       3,362,188
  44,000   DuPont (E.I) de Nemours & Co., Inc...................................................       3,005,750
  56,000   Eastman Chemical Co..................................................................       2,898,000
  88,000   Hercules, Inc........................................................................       3,459,500
  69,000   Monsanto Co..........................................................................       2,721,188
  82,000   Rohm & Haas Co.......................................................................       3,515,754
  61,000   Union Carbide Corp...................................................................       2,973,750
                                                                                                  --------------
                                                                                                      21,936,130
                                                                                                  --------------
           MAJOR PHARMACEUTICALS (2.1%)
  69,000   Abbott Laboratories..................................................................       3,139,500
  55,000   American Home Products Corp..........................................................       3,162,500
  52,000   Bristol-Myers Squibb Co..............................................................       3,662,750
  39,000   Johnson & Johnson....................................................................       3,822,000
  41,000   Lilly (Eli) & Co.....................................................................       2,936,625
  46,000   Merck & Co., Inc.....................................................................       3,404,000
  26,000   Pfizer, Inc..........................................................................       2,853,500
  57,000   Pharmacia & Upjohn, Inc..............................................................       3,238,313
  60,000   Schering-Plough Corp.................................................................       3,180,000
  48,000   Warner-Lambert Co....................................................................       3,330,000
                                                                                                  --------------
                                                                                                      32,729,188
                                                                                                  --------------
           MAJOR U.S. TELECOMMUNICATIONS (2.2%)
  51,000   ALLTEL Corp..........................................................................       3,646,500
  51,000   Ameritech Corp.......................................................................       3,748,500
  65,000   AT&T Corp............................................................................       3,627,813
  57,000   Bell Atlantic Corp...................................................................       3,726,375
  72,000   BellSouth Corp.......................................................................       3,375,000
  50,000   GTE Corp.............................................................................       3,787,500
  40,000   MCI WorldCom, Inc....................................................................       3,440,000
  65,000   SBC Communications, Inc..............................................................       3,770,000
  64,000   Sprint Corp. (FON Group).............................................................       3,380,000
  52,000   U.S. West, Inc.......................................................................       3,055,000
                                                                                                  --------------
                                                                                                      35,556,688
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           MANAGED HEALTH CARE (0.7%)
  31,000   Aetna Inc............................................................................  $    2,772,563
 210,000   Humana, Inc.*........................................................................       2,716,875
  53,000   United HealthCare Corp...............................................................       3,319,125
  33,000   Wellpoint Health Networks, Inc.*.....................................................       2,800,875
                                                                                                  --------------
                                                                                                      11,609,438
                                                                                                  --------------
           MEAT/POULTRY/FISH (0.2%)
 102,910   ConAgra, Inc.........................................................................       2,739,979
                                                                                                  --------------
           MEDIA CONGLOMERATES (0.6%)
  88,000   Disney (Walt) Co.....................................................................       2,711,500
  51,000   Time Warner Inc......................................................................       3,748,500
  82,000   Viacom, Inc. (Class B)*..............................................................       3,608,000
                                                                                                  --------------
                                                                                                      10,068,000
                                                                                                  --------------
           MEDICAL EQUIPMENT & SUPPLIES (0.2%)
  44,000   Medtronic, Inc.......................................................................       3,426,500
                                                                                                  --------------
           MEDICAL SPECIALTIES (2.1%)
  65,000   ALZA Corp. (Class A)*................................................................       3,306,875
  64,000   Bard (C.R.), Inc.....................................................................       3,060,000
  49,000   Bausch & Lomb, Inc...................................................................       3,748,500
  50,000   Baxter International, Inc............................................................       3,031,250
  91,000   Becton, Dickinson & Co...............................................................       2,730,000
  86,000   Biomet, Inc..........................................................................       3,407,750
  85,000   Boston Scientific Corp.*.............................................................       3,734,688
  61,000   Guidant Corp.........................................................................       3,137,688
  95,000   Mallinckrodt, Inc....................................................................       3,455,625
  90,000   St. Jude Medical, Inc.*..............................................................       3,206,250
                                                                                                  --------------
                                                                                                      32,818,626
                                                                                                  --------------
           MEDICAL/DENTAL DISTRIBUTORS (0.4%)
  46,000   Cardinal Health, Inc.................................................................       2,949,750
  85,000   McKesson HBOC, Inc...................................................................       2,730,625
                                                                                                  --------------
                                                                                                       5,680,375
                                                                                                  --------------
           MEDICAL/NURSING SERVICES (0.2%)
 227,000   HEALTHSOUTH Corp.*...................................................................       3,390,813
                                                                                                  --------------
           METALS FABRICATIONS (0.2%)
 148,000   Timken Co. (The).....................................................................       2,886,000
                                                                                                  --------------
           MID - SIZED BANKS (1.3%)
 118,000   AmSouth Bancorporation...............................................................       2,736,125
  48,000   Fifth Third Bancorp..................................................................       3,195,000
  56,000   Mercantile Bancorporation, Inc.......................................................       3,199,000
  37,350   Northern Trust Corp..................................................................       3,622,950
  70,000   Regions Financial Corp...............................................................       2,664,375
 130,000   Synovus Financial Corp...............................................................       2,583,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  60,000   Union Planters Corp..................................................................  $    2,681,250
                                                                                                  --------------
                                                                                                      20,682,450
                                                                                                  --------------
           MILITARY/GOV'T/TECHNICAL (0.7%)
 108,600   EG & G, Inc..........................................................................       3,868,875
  55,000   General Dynamics Corp................................................................       3,767,500
  45,000   Raytheon Co. (Class B)...............................................................       3,166,875
                                                                                                  --------------
                                                                                                      10,803,250
                                                                                                  --------------
           MOTOR VEHICLES (0.4%)
  58,450   Ford Motor Co........................................................................       3,298,772
  41,000   General Motors Corp..................................................................       2,706,000
                                                                                                  --------------
                                                                                                       6,004,772
                                                                                                  --------------
           MOVIES/ENTERTAINMENT (0.4%)
  77,000   King World Productions Inc.*.........................................................       2,680,563
  69,000   Seagram Co. Ltd. (Canada)............................................................       3,475,875
                                                                                                  --------------
                                                                                                       6,156,438
                                                                                                  --------------
           MULTI-LINE INSURANCE (1.2%)
  79,000   Allstate Corp........................................................................       2,834,125
  30,000   American International Group, Inc....................................................       3,511,875
  40,000   CIGNA Corp...........................................................................       3,560,000
  62,000   Hartford Financial Services Group, Inc...............................................       3,615,375
  68,200   Provident Companies, Inc.............................................................       2,728,000
  66,500   SAFECO Corp..........................................................................       2,934,313
                                                                                                  --------------
                                                                                                      19,183,688
                                                                                                  --------------
           MULTI-SECTOR COMPANIES (1.6%)
 104,355   Crane Co.............................................................................       3,280,660
  75,000   Fortune Brands, Inc..................................................................       3,103,125
  33,000   General Electric Co..................................................................       3,729,000
  35,000   Loews Corp...........................................................................       2,769,375
 108,000   McDermott International, Inc.........................................................       3,051,000
  76,000   National Service Industries, Inc.....................................................       2,736,000
 113,000   Tenneco, Inc.........................................................................       2,697,875
  43,980   Textron, Inc.........................................................................       3,620,104
                                                                                                  --------------
                                                                                                      24,987,139
                                                                                                  --------------
           NATURAL GAS (1.1%)
  49,000   Consolidated Natural Gas Co..........................................................       2,976,750
  69,000   Eastern Enterprises..................................................................       2,742,750
  70,000   Nicor Inc............................................................................       2,664,375
  99,000   ONEOK, Inc...........................................................................       3,143,250
  81,000   Peoples Energy Corp..................................................................       3,052,688

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 127,371   Sempra Energy........................................................................  $    2,881,769
                                                                                                  --------------
                                                                                                      17,461,582
                                                                                                  --------------
           NEWSPAPERS (1.0%)
  49,000   Gannett Co., Inc.....................................................................       3,497,375
  55,460   Knight-Ridder, Inc...................................................................       3,046,834
  94,760   New York Times Co. (The) (Class A)...................................................       3,488,353
  48,000   Times Mirror Co. (Class A)...........................................................       2,844,000
  40,000   Tribune Co...........................................................................       3,485,000
                                                                                                  --------------
                                                                                                      16,361,562
                                                                                                  --------------
           OFFICE EQUIPMENT/SUPPLIES (0.6%)
  57,000   Avery Dennison Corp..................................................................       3,441,375
  52,000   Pitney Bowes, Inc....................................................................       3,341,000
  54,000   Xerox Corp...........................................................................       3,189,375
                                                                                                  --------------
                                                                                                       9,971,750
                                                                                                  --------------
           OIL & GAS PRODUCTION (1.0%)
  72,000   Anardarko Petroleum Corp.............................................................       2,650,500
  85,000   Apache Corp..........................................................................       3,315,000
  66,000   Burlington Resources, Inc............................................................       2,854,500
 146,000   Occidental Petroleum Corp............................................................       3,084,250
 235,000   Union Pacific Resources Group, Inc...................................................       3,833,438
                                                                                                  --------------
                                                                                                      15,737,688
                                                                                                  --------------
           OIL REFINING/MARKETING (0.5%)
  68,000   Ashland, Inc.........................................................................       2,728,500
  91,000   Sunoco, Inc..........................................................................       2,747,063
  94,000   USX-Marathon Group...................................................................       3,060,875
                                                                                                  --------------
                                                                                                       8,536,438
                                                                                                  --------------
           OIL/GAS TRANSMISSION (1.1%)
  89,000   Coastal Corp.........................................................................       3,560,000
  55,000   Columbia Gas System, Inc.............................................................       3,447,813
  46,000   Enron Corp...........................................................................       3,760,500
  86,000   Sonat, Inc...........................................................................       2,848,750
  86,000   Williams Companies, Inc..............................................................       3,660,375
                                                                                                  --------------
                                                                                                      17,277,438
                                                                                                  --------------
           OILFIELD SERVICES/EQUIPMENT (0.7%)
 115,000   Baker Hughes Inc.....................................................................       3,852,500
  81,000   Halliburton Co.......................................................................       3,665,250
  46,000   Schlumberger Ltd.....................................................................       2,929,625
                                                                                                  --------------
                                                                                                      10,447,375
                                                                                                  --------------
           OTHER CONSUMER SERVICES (0.6%)
  67,000   Block (H.&R.), Inc...................................................................       3,350,000
 145,500   Cendant Corp.*.......................................................................       2,982,750

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 162,000   Service Corp. International..........................................................  $    3,118,500
                                                                                                  --------------
                                                                                                       9,451,250
                                                                                                  --------------
           OTHER METALS/MINERALS (0.9%)
 174,100   ASARCO, Inc..........................................................................       3,275,256
 235,000   Cyprus Amax Minerals Co..............................................................       3,569,063
 205,000   Inco Ltd. (Canada)...................................................................       3,690,000
  52,000   Phelps Dodge Corp....................................................................       3,220,750
                                                                                                  --------------
                                                                                                      13,755,069
                                                                                                  --------------
           OTHER PHARMACEUTICALS (0.2%)
  33,000   Allergan, Inc........................................................................       3,663,000
                                                                                                  --------------
           OTHER SPECIALTY STORES (0.9%)
 105,860   AutoZone, Inc.*......................................................................       3,189,033
 129,000   Office Depot, Inc.*..................................................................       2,846,063
 149,000   Pep Boys-Manny, Moe & Jack...........................................................       3,222,125
  93,000   Staples, Inc.*.......................................................................       2,871,375
 141,000   Toys 'R' Us, Inc.*...................................................................       2,916,938
                                                                                                  --------------
                                                                                                      15,045,534
                                                                                                  --------------
           OTHER TELECOMMUNICATIONS (0.4%)
  68,000   CenturyTel Inc.......................................................................       2,703,000
  59,000   Frontier Corp........................................................................       3,481,000
                                                                                                  --------------
                                                                                                       6,184,000
                                                                                                  --------------
           OTHER TRANSPORTATION (0.1%)
 307,900   Laidlaw, Inc. (Canada)...............................................................       2,270,763
                                                                                                  --------------
           PACKAGE GOODS/COSMETICS (1.6%)
 104,500   Alberto-Culver Co. (Class B).........................................................       2,782,313
  66,000   Avon Products, Inc...................................................................       3,663,000
  29,000   Clorox Co............................................................................       3,097,563
  36,000   Colgate-Palmolive Co.................................................................       3,555,000
  66,000   Gillette Co..........................................................................       2,706,000
  66,000   International Flavors & Fragrances, Inc..............................................       2,928,750
  54,000   Kimberly-Clark Corp..................................................................       3,078,000
  36,000   Procter & Gamble Co..................................................................       3,213,000
                                                                                                  --------------
                                                                                                      25,023,626
                                                                                                  --------------
           PACKAGED FOODS (1.6%)
  53,000   Bestfoods............................................................................       2,623,500
  62,000   Campbell Soup Co.....................................................................       2,875,250
  39,000   General Mills, Inc...................................................................       3,134,625
  55,000   Heinz (H.J.) Co......................................................................       2,756,875
  81,000   Kellogg Co...........................................................................       2,673,000
  52,000   Quaker Oats Company (The)............................................................       3,451,500

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  93,780   Ralston-Ralston Purina Group.........................................................  $    2,854,429
 117,000   Sara Lee Corp........................................................................       2,654,438
  40,000   Unilever N.V. (Netherlands)..........................................................       2,790,000
                                                                                                  --------------
                                                                                                      25,813,617
                                                                                                  --------------
           PAINTS/COATINGS (0.3%)
  47,000   PPG Industries, Inc..................................................................       2,775,938
  96,000   Sherwin-Williams Co..................................................................       2,664,000
                                                                                                  --------------
                                                                                                       5,439,938
                                                                                                  --------------
           PAPER (1.6%)
  76,000   Boise Cascade Corp...................................................................       3,258,500
  60,000   Champion International Corp..........................................................       2,872,500
  76,600   Fort James Corp......................................................................       2,901,225
  68,000   International Paper Co...............................................................       3,434,000
  82,000   Mead Corp............................................................................       3,423,500
  72,000   Potlatch Corp........................................................................       3,163,500
 114,000   Westavaco Corp.......................................................................       3,306,000
  73,000   Willamette Industries, Inc...........................................................       3,362,563
                                                                                                  --------------
                                                                                                      25,721,788
                                                                                                  --------------
           PHOTOGRAPHIC PRODUCTS (0.4%)
  39,000   Eastman Kodak Co.....................................................................       2,642,250
 120,000   Polaroid Corp........................................................................       3,315,000
                                                                                                  --------------
                                                                                                       5,957,250
                                                                                                  --------------
           PRECIOUS METALS (1.0%)
 144,000   Barrick Gold Corp. (Canada)..........................................................       2,790,000
 616,300   Battle Mountain Gold Co..............................................................       1,502,231
 215,000   Freeport-McMoran Copper & Gold, Inc. (Class B).......................................       3,856,563
 331,000   Homestake Mining Co..................................................................       2,710,063
 136,000   Newmont Mining Corp..................................................................       2,703,000
 240,000   Placer Dome Inc. (Canada)............................................................       2,835,000
                                                                                                  --------------
                                                                                                      16,396,857
                                                                                                  --------------
           PRECISION INSTRUMENTS (0.4%)
  31,000   Pe Corp-Pe Biosystems Group..........................................................       3,557,250
 103,000   Tektronix, Inc.......................................................................       3,109,313
                                                                                                  --------------
                                                                                                       6,666,563
                                                                                                  --------------
           PRINTING/FORMS (0.5%)
  80,000   Deluxe Corp..........................................................................       3,115,000
  75,000   Donnelley (R.R.) & Sons Co...........................................................       2,779,688
 259,000   Moore Corp. Ltd. (Canada)............................................................       2,169,125
                                                                                                  --------------
                                                                                                       8,063,813
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           PROPERTY - CASUALTY INSURERS (0.7%)
  47,000   Chubb Corp...........................................................................  $    3,266,500
  78,000   Cincinnati Financial Corp............................................................       2,920,125
  19,500   Progressive Corp.....................................................................       2,827,500
  86,000   St. Paul Companies, Inc..............................................................       2,735,875
                                                                                                  --------------
                                                                                                      11,750,000
                                                                                                  --------------
           RAILROADS (0.7%)
  85,000   Burlington Northern Santa Fe Corp....................................................       2,635,000
  60,000   CSX Corp.............................................................................       2,718,750
  93,000   Norfolk Southern Corp................................................................       2,801,625
  51,000   Union Pacific Corp...................................................................       2,973,938
                                                                                                  --------------
                                                                                                      11,129,313
                                                                                                  --------------
           RECREATIONAL PRODUCTS/TOYS (0.6%)
 123,000   Brunswick Corp.......................................................................       3,428,625
 121,000   Hasbro, Inc..........................................................................       3,380,438
 112,000   Mattel, Inc..........................................................................       2,961,000
                                                                                                  --------------
                                                                                                       9,770,063
                                                                                                  --------------
           RENTAL/LEASING COMPANIES (0.2%)
 101,800   Ryder System, Inc....................................................................       2,646,800
                                                                                                  --------------
           RESTAURANTS (0.8%)
 162,000   Darden Restaurants, Inc..............................................................       3,533,625
  79,000   McDonald's Corp......................................................................       3,263,688
  52,000   Tricon Global Restaurants, Inc.*.....................................................       2,814,500
 118,000   Wendy's International, Inc...........................................................       3,340,875
                                                                                                  --------------
                                                                                                      12,952,688
                                                                                                  --------------
           SAVINGS & LOAN ASSOCIATIONS (0.4%)
  33,250   Golden West Financial Corp...........................................................       3,258,500
  89,000   Washington Mutual, Inc...............................................................       3,148,375
                                                                                                  --------------
                                                                                                       6,406,875
                                                                                                  --------------
           SEMICONDUCTORS (1.2%)
 151,000   Advanced Micro Devices, Inc.*........................................................       2,727,438
  52,000   Intel Corp...........................................................................       3,090,750
  79,000   LSI Logic Corp.*.....................................................................       3,643,875
  69,000   Micron Technology, Inc.*.............................................................       2,781,563
 144,000   National Semiconductor Corp.*........................................................       3,645,000
  26,000   Texas Instruments, Inc...............................................................       3,770,000
                                                                                                  --------------
                                                                                                      19,658,626
                                                                                                  --------------

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           SERVICES TO THE HEALTH INDUSTRY (0.4%)
  90,000   IMS Health Inc.......................................................................  $    2,812,500
  53,000   Shared Medical Systems Corp..........................................................       3,458,250
                                                                                                  --------------
                                                                                                       6,270,750
                                                                                                  --------------
           SHOE MANUFACTURING (0.4%)
  49,000   Nike, Inc. (Class B).................................................................       3,102,313
 166,000   Reebok International Ltd. (United Kingdom)*..........................................       3,091,750
                                                                                                  --------------
                                                                                                       6,194,063
                                                                                                  --------------
           SMALLER BANKS (0.2%)
  75,000   BB&T Corp............................................................................       2,751,563
                                                                                                  --------------
           SPECIALTY CHEMICALS (1.6%)
  69,000   Air Products & Chemicals, Inc........................................................       2,777,250
 145,000   Engelhard Corp.......................................................................       3,280,625
  45,000   FMC Corp.*...........................................................................       3,074,063
 180,000   Grace (W. R.) & Co...................................................................       3,307,500
  62,000   Great Lakes Chemical Corp............................................................       2,855,875
  70,000   Nalco Chemical Co....................................................................       3,631,250
  75,000   Praxair, Inc.........................................................................       3,670,313
  82,000   Sigma-Aldrich Corp...................................................................       2,823,875
                                                                                                  --------------
                                                                                                      25,420,751
                                                                                                  --------------
           SPECIALTY FOODS/CANDY (0.4%)
  45,400   Hershey Foods Corp...................................................................       2,695,625
  32,000   Wrigley (Wm.) Jr. Co. (Class A)......................................................       2,880,000
                                                                                                  --------------
                                                                                                       5,575,625
                                                                                                  --------------
           SPECIALTY INSURERS (0.4%)
  46,000   MBIA, Inc............................................................................       2,978,500
  68,000   MGIC Investment Corp.................................................................       3,306,500
                                                                                                  --------------
                                                                                                       6,285,000
                                                                                                  --------------
           SPECIALTY STEELS (0.2%)
  57,000   Nucor Corp...........................................................................       2,703,938
                                                                                                  --------------
           STEEL/IRON ORE (0.7%)
 256,000   Armco, Inc.*.........................................................................       1,696,000
 348,000   Bethlehem Steel Corp.*...............................................................       2,675,250
 107,000   USX-U.S. Steel Group.................................................................       2,889,000
 206,000   Worthington Industries, Inc..........................................................       3,373,250
                                                                                                  --------------
                                                                                                      10,633,500
                                                                                                  --------------
           TELECOMMUNICATIONS EQUIPMENT (1.6%)
  52,000   Corning Inc..........................................................................       3,646,500
  86,000   General Instrument Corp.*............................................................       3,655,000
  54,000   Lucent Technologies Inc..............................................................       3,641,625

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO PORTFOLIO OF INVESTMENTS JUNE 30, 1999, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  38,000   Motorola, Inc........................................................................  $    3,600,500
  42,000   Nortel Networks Corp. (Canada).......................................................       3,646,125
 100,000   Scientific-Atlanta, Inc..............................................................       3,600,000
  52,000   Tellabs, Inc.*.......................................................................       3,513,250
                                                                                                  --------------
                                                                                                      25,303,000
                                                                                                  --------------
           TEXTILES (0.2%)
  81,000   Springs Industries, Inc. (Class A)...................................................       3,533,625
                                                                                                  --------------
           TOBACCO (0.5%)
 134,000   Nabisco Group Holdings Corp..........................................................       2,621,398
  68,000   Philip Morris Companies, Inc.........................................................       2,732,750
  90,000   UST, Inc.............................................................................       2,632,500
                                                                                                  --------------
                                                                                                       7,986,648
                                                                                                  --------------
           TOOLS/HARDWARE (0.8%)
  58,000   Black & Decker Corp..................................................................       3,661,250
  52,000   Briggs & Stratton Corp...............................................................       3,003,000
  85,640   Snap-On, Inc.........................................................................       3,099,098
  98,000   Stanley Works........................................................................       3,154,375
                                                                                                  --------------
                                                                                                      12,917,723
                                                                                                  --------------
           WHOLESALE DISTRIBUTORS (0.4%)
  61,000   Grainger (W.W.), Inc.................................................................       3,282,563
 214,600   IKON Office Solutions, Inc...........................................................       3,219,000
                                                                                                  --------------
                                                                                                       6,501,563
                                                                                                  --------------

           TOTAL COMMON STOCKS
           (IDENTIFIED COST $893,963,516).......................................................   1,582,266,576
                                                                                                  --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                                            VALUE
----------------------------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (0.1%)
             REPURCHASE AGREEMENT
$     1,054  The Bank of New York 4.625% due 07/01/99 (dated 06/30/99; proceeds $1,054,195) (a)
               (IDENTIFIED COST $1,054,060).....................................................  $    1,054,060
                                                                                                  --------------

TOTAL INVESTMENTS
(IDENTIFIED COST $895,017,576)(b).......................................................   99.6 %   1,583,320,636

CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES..........................................    0.4         6,272,551
                                                                                          ------  ---------------

NET ASSETS..............................................................................  100.0 % $ 1,589,593,187
                                                                                          ------  ---------------
                                                                                          ------  ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
(a) Collateralized by $1,075,171 U.S. Treasury Bill 0.00% due 7/01/99 valued at $1,075,141.
(b) The aggregate cost for federal income tax purposes approximates identified cost. The aggregate gross unrealized appreciation is $721,927,840 and the aggregate gross unrealized depreciation is $33,624,780, resulting in net unrealized appreciation of $688,303,060.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999

ASSETS:
Investments in securities, at value
  (identified cost $895,017,576)............................................................  $1,583,320,636
Cash........................................................................................         296,647
Receivable for:
    Investments sold........................................................................      35,453,559
    Dividends...............................................................................       1,766,563
    Shares of beneficial interest sold......................................................       1,327,303
Prepaid expenses and other assets...........................................................          78,850
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,622,243,558
                                                                                              --------------
LIABILITIES:
Payable for:
    Investments purchased...................................................................      29,049,799
    Shares of beneficial interest repurchased...............................................       1,687,213
    Plan of distribution fee................................................................       1,070,031
    Investment management fee...............................................................         643,599
Accrued expenses and other payables.........................................................         199,729
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      32,650,371
                                                                                              --------------
     NET ASSETS.............................................................................  $1,589,593,187
                                                                                              --------------
                                                                                              --------------
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $  754,822,546
Net unrealized appreciation.................................................................     688,303,060
Accumulated undistributed net investment income.............................................       2,502,703
Accumulated undistributed net realized gain.................................................     143,964,878
                                                                                              --------------
     NET ASSETS.............................................................................  $1,589,593,187
                                                                                              --------------
                                                                                              --------------
CLASS A SHARES:
Net Assets..................................................................................  $   25,186,971
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         620,638
     NET ASSET VALUE PER SHARE..............................................................          $40.58
                                                                                              --------------
                                                                                              --------------

     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $42.83
                                                                                              --------------
                                                                                              --------------
CLASS B SHARES:
Net Assets..................................................................................  $1,497,116,447
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      36,963,061
     NET ASSET VALUE PER SHARE..............................................................          $40.50
                                                                                              --------------
                                                                                              --------------
CLASS C SHARES:
Net Assets..................................................................................  $   10,748,290
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         266,489
     NET ASSET VALUE PER SHARE..............................................................          $40.33
                                                                                              --------------
                                                                                              --------------
CLASS D SHARES:
Net Assets..................................................................................  $   56,541,479
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       1,390,960
     NET ASSET VALUE PER SHARE..............................................................          $40.65
                                                                                              --------------
                                                                                              --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

NET INVESTMENT INCOME:

INCOME
Dividends (net of $110,004 foreign withholding tax)...........................................  $ 25,563,453
Interest......................................................................................        81,150
                                                                                                ------------

     TOTAL INCOME.............................................................................    25,644,603
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................        43,180
Plan of distribution fee (Class B shares).....................................................    12,088,224
Plan of distribution fee (Class C shares).....................................................        94,334
Investment management fee.....................................................................     7,021,725
Transfer agent fees and expenses..............................................................     1,317,455
S&P license fee...............................................................................       230,178
Custodian fees................................................................................       113,520
Shareholder reports and notices...............................................................       111,924
Registration fees.............................................................................       111,611
Professional fees.............................................................................        64,814
Trustees' fees and expenses...................................................................        13,292
Other.........................................................................................        20,699
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    21,230,956
                                                                                                ------------

     NET INVESTMENT INCOME....................................................................     4,413,647
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain.............................................................................   167,424,992
Net change in unrealized appreciation.........................................................    13,016,811
                                                                                                ------------

     NET GAIN.................................................................................   180,441,803
                                                                                                ------------

NET INCREASE..................................................................................  $184,855,450
                                                                                                ------------
                                                                                                ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                               FOR THE YEAR    FOR THE YEAR
                                                                                  ENDED           ENDED
                                                                              JUNE 30, 1999   JUNE 30, 1998*
------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income.......................................................  $    4,413,647  $    5,866,647
Net realized gain...........................................................     167,424,992     114,426,479
Net change in unrealized appreciation.......................................      13,016,811     185,461,139
                                                                              --------------  --------------

     NET INCREASE...........................................................     184,855,450     305,754,265
                                                                              --------------  --------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
    Class A shares..........................................................        (180,719)        (63,581)
    Class B shares..........................................................      (4,196,032)     (5,643,366)
    Class C shares..........................................................         (31,601)        (16,505)
    Class D shares..........................................................        (591,644)       (276,561)
Net realized gain
    Class A shares..........................................................      (1,373,528)       (358,348)
    Class B shares..........................................................    (102,029,801)    (53,722,119)
    Class C shares..........................................................        (676,323)       (148,997)
    Class D shares..........................................................      (3,651,949)     (1,403,319)
                                                                              --------------  --------------

     TOTAL DIVIDENDS AND DISTRIBUTIONS......................................    (112,731,597)    (61,632,796)
                                                                              --------------  --------------

Net increase (decrease) from transactions in shares of beneficial
  interest..................................................................    (182,655,419)     86,265,916
                                                                              --------------  --------------

     NET INCREASE (DECREASE)................................................    (110,531,566)    330,387,385
                                                                              --------------  --------------

NET ASSETS:
Beginning of period.........................................................   1,700,124,753   1,369,737,368
                                                                              --------------  --------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $2,502,703 AND
    $3,092,922, RESPECTIVELY)...............................................  $1,589,593,187  $1,700,124,753
                                                                              --------------  --------------
                                                                              --------------  --------------

---------------------

 *   Class A, Class C and Class D shares were issued July 28, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") is registered under the Investment Company Act of 1940, amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to achieve a high level of total return on its assets through a combination of capital appreciation and current income. The Fund seeks to achieve its objective by investing, on an equally-weighted basis, in a diversified portfolio of common stocks of the companies which are included in the Standard & Poor's 500 Composite Stock Price Index. The Fund was organized as a Massachusetts business trust on May 27, 1987 and commenced operations on December 1, 1987. On July 28, 1997, the Fund commenced offering three additional classes of shares, with the then current shares, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc., designated as Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager"), that sale or bid prices are not reflective of a

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.50% to the portion of daily net assets not exceeding $500 million; 0.45% to the portion of daily net assets exceeding $500 million but not exceeding $1 billion; 0.425% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; and 0.40% to the portion of daily net assets in excess of $2 billion.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C. In the case of Class A shares, amounts paid under the Plan are paid to the Distributor for services provided. In the case of Class B and Class C shares, amounts paid under the Plan are paid to the Distributor for (1) services provided and the expenses borne by it and others in the distribution of the shares of these Classes, including the payment of commissions for sales of these Classes and incentive compensation to, and expenses of, Morgan Stanley Dean Witter Financial Advisors and others who engage in or support distribution of the shares or who service shareholder accounts, including overhead and telephone expenses;

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

(2) printing and distribution of prospectuses and reports used in connection with the offering of these shares to other than current shareholders; and (3) preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may utilize fees paid pursuant to the Plan, in the case of Class B shares, to compensate Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor and other selected broker-dealers for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, including carrying charges, totaled $62,571,293 at June 30, 1999.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended June 30, 1999, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.21% and 0.98%, respectively.

The Distributor has informed the Fund that for the year ended June 30, 1999, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $183, $1,680,322 and $7,325, respectively and received $38,323 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended June 30, 1999 aggregated $201,097,441 and $502,248,720,

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

respectively. Included in the aforementioned are sales of U.S. Government securities of $2,203,484. Also included in the aforementioned are sales of common stock of Morgan Stanley Dean Witter & Co., an affiliate of the Investment Manager, of $517,694 as well as a realized gain of $404,959.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At June 30, 1999, the Fund had transfer agent fees and expenses payable of approximately $2,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the year ended June 30, 1999 included in Trustees fees and expenses in the Statement of Operations amounted to $1,975. At June 30, 1999, the Fund had an accrued pension liability of $70,152 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS

As of June 30, 1999, the Fund had temporary book/tax differences which were primarily attributable to capital loss deferrals on wash sales.

6. ACQUISITION OF DEAN WITTER RETIREMENT SERIES -- VALUE-ADDED MARKET SERIES

As of the close of business on September 11, 1998, the Fund acquired all the net assets of Dean Witter Retirement Series -- Value-Added Series ("Retirement Value-Added") pursuant to a plan of reorganization (the "Plan") approved by the shareholders of Retirement Value-Added on August 19, 1998. The acquisition was accomplished by a tax-free exchange of 314,649 Class D shares of the Fund at a net asset value of $33.09 per share for 1,055,958 shares of Retirement Value-Added. The net assets of the Fund and Retirement Value-Added immediately before the acquisition were $1,402,211,163 and $10,413,842, respectively, including unrealized appreciation of $3,600,118 for Retirement Value-Added. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,412,625,005.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO NOTES TO FINANCIAL STATEMENTS JUNE 30, 1999, CONTINUED

7. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                           FOR THE YEAR                  FOR THE YEAR
                                                                              ENDED                         ENDED
                                                                          JUNE 30, 1999                JUNE 30, 1998+*
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
CLASS A SHARES
Sold.............................................................      245,777   $    8,969,137       566,344   $ 20,580,505
Reinvestment of dividends and distributions......................       41,964        1,425,933        10,591        362,114
Redeemed.........................................................     (144,015)      (5,239,246)     (100,023)    (3,787,323)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class A...........................................      143,726        5,155,824       476,912     17,155,296
                                                                   -----------   --------------   -----------   ------------

CLASS B SHARES
Sold.............................................................    3,551,205      130,226,047     7,625,465    274,194,911
Reinvestment of dividends and distributions......................    2,852,816       97,081,343     1,584,986     54,222,347
Redeemed.........................................................  (11,693,695)    (423,698,835)   (7,463,240)  (270,820,041)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) - Class B................................   (5,289,674)    (196,391,445)    1,747,211     57,597,217
                                                                   -----------   --------------   -----------   ------------

CLASS C SHARES
Sold.............................................................      150,627        5,498,048       275,286     10,002,911
Reinvestment of dividends and distributions......................       20,139          682,912         4,390        150,050
Redeemed.........................................................     (137,673)      (5,015,296)      (46,280)    (1,694,447)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class C...........................................       33,093        1,165,664       233,396      8,458,514
                                                                   -----------   --------------   -----------   ------------

CLASS D SHARES
Sold.............................................................      661,154       24,046,274       345,098     12,600,125
Reinvestment of dividends and distributions......................      121,897        4,144,486        49,109      1,679,529
Acquisition of Dean Witter Retirement Series - Value-Added Market
 Series..........................................................      314,649       10,413,842       --             --
Redeemed.........................................................     (851,489)     (31,190,064)     (301,496)   (11,224,765)
                                                                   -----------   --------------   -----------   ------------
Net increase - Class D...........................................      246,211        7,414,538        92,711      3,054,889
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease) in Fund..................................   (4,866,644)  $ (182,655,419)    2,550,230   $ 86,265,916
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

---------------------

 +   On July 28, 1997, 1,052,038 shares representing $36,600,402 were transferred to Class D.
 * For Class A, C and D shares, for the period July 28, 1997 (issue date) through June 30, 1998.

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                     FOR THE YEAR ENDED JUNE 30
                                                  -----------------------------------------------------------------
                                                    1999++         1998*++       1997          1996         1995
-------------------------------------------------------------------------------------------------------------------

CLASS B SHARES

SELECTED PER SHARE DATA:

Net asset value, beginning of period...........   $    38.54      $   32.96    $   27.09    $    23.06    $   19.23
                                                  ----------      ---------    ---------    ----------    ---------

Income from investment operations:
   Net investment income.......................         0.11           0.13         0.17          0.18         0.19
   Net realized and unrealized gain............         4.57           6.89         6.41          4.23         3.88
                                                  ----------      ---------    ---------    ----------    ---------

Total income from investment operations........         4.68           7.02         6.58          4.41         4.07
                                                  ----------      ---------    ---------    ----------    ---------

Less dividends and distributions from:
   Net investment income.......................        (0.11)         (0.14)       (0.18)        (0.26)       (0.09)
   Net realized gain...........................        (2.61)         (1.30)       (0.53)        (0.12)       (0.15)
                                                  ----------      ---------    ---------    ----------    ---------

Total dividends and distributions..............        (2.72)         (1.44)       (0.71)        (0.38)       (0.24)
                                                  ----------      ---------    ---------    ----------    ---------

Net asset value, end of period.................   $    40.50      $   38.54    $   32.96    $    27.09    $   23.06
                                                  ----------      ---------    ---------    ----------    ---------
                                                  ----------      ---------    ---------    ----------    ---------

TOTAL RETURN+..................................        13.47%         21.84%       24.71%        19.27%       21.41%

RATIOS TO AVERAGE NET ASSETS:
Expenses.......................................         1.42%(1)       1.36%        1.45%         1.51%        1.64%

Net investment income..........................         0.25%(1)       0.35%        0.62%         0.81%        1.01%

SUPPLEMENTAL DATA:
Net assets, end of period, in millions.........       $1,497         $1,628       $1,370          $962         $642

Portfolio turnover rate........................           13%            18%          11%           10%          11%

---------------------

 * Prior to July 28, 1997, the Fund issued one class of shares. All shares of the Fund held prior to that date, other than shares held by certain employee benefit plans established by Dean Witter Reynolds Inc. have been designated Class B shares. Shares held by those employee benefit plans prior to July 28, 1997 have been designated Class D shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                         JUNE 30, 1999      JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------
CLASS A SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 38.63            $ 34.79
                                                                             ------             ------
Income from investment operations:
   Net investment income..............................................         0.35               0.30
   Net realized and unrealized gain...................................         4.55               5.07
                                                                             ------             ------
Total income from investment operations...............................         4.90               5.37
                                                                             ------             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.34)             (0.23)
   Net realized gain..................................................        (2.61)             (1.30)
                                                                             ------             ------
Total dividends and distributions.....................................        (2.95)             (1.53)
                                                                             ------             ------
Net asset value, end of period........................................      $ 40.58            $ 38.63
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................        14.17%             16.01%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.80%(3)           0.83%(2)
Net investment income.................................................         0.87%(3)           0.87%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $25,187            $18,422
Portfolio turnover rate...............................................           13%                18%
CLASS C SHARES++
SELECTED PER SHARE DATA:
Net asset value, beginning of period..................................      $ 38.46            $ 34.79
                                                                             ------             ------
Income from investment operations:
   Net investment income..............................................         0.04               0.04
   Net realized and unrealized gain...................................         4.56               5.07
                                                                             ------             ------
Total income from investment operations...............................         4.60               5.11
                                                                             ------             ------
Less dividends and distributions from:
   Net investment income..............................................        (0.12)             (0.14)
   Net realized gain..................................................        (2.61)             (1.30)
                                                                             ------             ------
Total dividends and distributions.....................................        (2.73)             (1.44)
                                                                             ------             ------
Net asset value, end of period........................................      $ 40.33            $ 38.46
                                                                             ------             ------
                                                                             ------             ------
TOTAL RETURN+.........................................................        13.31%             15.22%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         1.57%(3)           1.58%(2)
Net investment income.................................................         0.10%(3)           0.12%(2)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $10,748            $ 8,977
Portfolio turnover rate...............................................           13%                18%

---------------------

 *   The date shares were first issued.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                            FOR THE PERIOD
                                                                          FOR THE YEAR      JULY 28, 1997*
                                                                             ENDED             THROUGH
                                                                         JUNE 30, 1999      JUNE 30, 1998
-----------------------------------------------------------------------------------------------------------

CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................      $ 38.69            $ 34.79
                                                                             ------             ------

Income from investment operations:
   Net investment income..............................................         0.47               0.40
   Net realized and unrealized gain...................................         4.52               5.06
                                                                             ------             ------

Total income from investment operations...............................         4.99               5.46
                                                                             ------             ------

Less dividends and distributions from:
   Net investment income..............................................        (0.42)             (0.26)
   Net realized gain..................................................        (2.61)             (1.30)
                                                                             ------             ------

Total dividends and distributions.....................................        (3.03)             (1.56)
                                                                             ------             ------

Net asset value, end of period........................................      $ 40.65            $ 38.69
                                                                             ------             ------
                                                                             ------             ------

TOTAL RETURN+.........................................................        14.43%             16.27%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses..............................................................         0.59%(3)           0.58%(2)

Net investment income.................................................         1.08%(3)           1.17%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................      $56,541            $44,290

Portfolio turnover rate...............................................           13%                18%

---------------------

 * The date shares were first issued. Shareholders who held shares of the Fund prior to July 28, 1997 (the date the Fund converted to a multiple class share structure) should refer to the Financial Highlights of Class B to obtain the historical per share data and ratio information of their shares.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET
SERIES - EQUITY PORTFOLIO
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF MORGAN STANLEY DEAN WITTER VALUE-ADDED MARKET SERIES - EQUITY PORTFOLIO

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Value-Added Market Series -- Equity Portfolio (the "Fund") at June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10036
AUGUST 5, 1999

                      1999 FEDERAL TAX NOTICE (UNAUDITED)
       During the year ended June 30, 1999, the fund paid to shareholders $2.51 per share from long-term capital gains. For such period, 100% of the ordinary dividends paid qualified for the dividends received deduction available to corporations.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Kenton J. Hinchliffe
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048







This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

MORGAN STANLEY
DEAN WITTER
VALUE-ADDED
MARKET SERIES
EQUITY PORTFOLIO


[GRAPHIC]



ANNUAL REPORT
JUNE 30, 1999